PROPERTY, PLANT AND EQUIPMENT - Net Book Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 9,937
Ending balance	12,814	$ 9,937
Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,219
Ending balance	4,808	4,219
Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,843
Ending balance	2,551	2,843
Energy
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,875
Ending balance	5,011	2,875
Data Infrastructure [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0
Ending balance	444	0
Gross Carrying Amount:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,757	7,637
Additions, net of disposals	662	548
Non-cash disposals	(17)	(14)
Acquisitions through business combinations	2,945	100
Net foreign currency exchange differences	(717)	486
Ending balance	11,630	8,757
Gross Carrying Amount: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,471	2,895
Additions, net of disposals	441	349
Non-cash disposals	(19)	0
Acquisitions through business combinations	394	0
Net foreign currency exchange differences	(267)	227
Ending balance	4,020	3,471
Gross Carrying Amount: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,657	2,362
Additions, net of disposals	77	104
Non-cash disposals	(4)	0
Acquisitions through business combinations	0	0
Net foreign currency exchange differences	(245)	191
Ending balance	2,485	2,657
Gross Carrying Amount: | Energy
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,629	2,380
Additions, net of disposals	140	95
Non-cash disposals	6	(14)
Acquisitions through business combinations	2,111	100
Net foreign currency exchange differences	(205)	68
Ending balance	4,681	2,629
Gross Carrying Amount: | Data Infrastructure [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Additions, net of disposals	4	0
Non-cash disposals	0	0
Acquisitions through business combinations	440	0
Net foreign currency exchange differences	0	0
Ending balance	444	0
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,580)	(1,158)
Disposals	37	5
Non-cash disposals	(3)	40
Net foreign currency exchange differences	127	(85)
Depreciation expense	(430)	(382)
Ending balance	(1,849)	(1,580)
Accumulated depreciation: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(510)	(383)
Disposals	7	0
Non-cash disposals	(2)	19
Net foreign currency exchange differences	41	(28)
Depreciation expense	(149)	(118)
Ending balance	(613)	(510)
Accumulated depreciation: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(687)	(517)
Disposals	22	0
Non-cash disposals	0	21
Net foreign currency exchange differences	68	(44)
Depreciation expense	(147)	(147)
Ending balance	(744)	(687)
Accumulated depreciation: | Energy
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(383)	(258)
Disposals	8	5
Non-cash disposals	(1)	0
Net foreign currency exchange differences	18	(13)
Depreciation expense	(134)	(117)
Ending balance	(492)	(383)
Accumulated depreciation: | Data Infrastructure [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Disposals	0	0
Non-cash disposals	0	0
Net foreign currency exchange differences	0	0
Depreciation expense	0	0
Ending balance	0	0
Accumulated fair value adjustments:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,760	2,177
Fair value adjustments	462	418
Net foreign currency exchange differences	(189)	165
Ending balance	3,033	2,760
Accumulated fair value adjustments: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,258	1,043
Fair value adjustments	220	137
Net foreign currency exchange differences	(77)	78
Ending balance	1,401	1,258
Accumulated fair value adjustments: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	873	782
Fair value adjustments	18	24
Net foreign currency exchange differences	(81)	67
Ending balance	810	873
Accumulated fair value adjustments: | Energy
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	629	352
Fair value adjustments	224	257
Net foreign currency exchange differences	(31)	20
Ending balance	822	629
Accumulated fair value adjustments: | Data Infrastructure [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Fair value adjustments	0	0
Net foreign currency exchange differences	0	0
Ending balance	$ 0	$ 0